FINANCIAL INSTRUMENTS - Maturity Analysis for Non-derivative Financial Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	$ 773,689	$ 802,158
Current maturity
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	191,346	170,267
Later than one year and not later than two years
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	51,726	49,969
Later than two years and not later than three years
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	190,146	52,884
Later than three years and not later than four years
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	24,330	192,165
Later than four years and not later than five years
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	23,003	23,468
Later than five years
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	293,138	313,405
Non-controlling interest put options
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	15,758	13,634
Non-controlling interest put options | Current maturity
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	0	0
Non-controlling interest put options | Later than one year and not later than two years
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	0	0
Non-controlling interest put options | Later than two years and not later than three years
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	0	0
Non-controlling interest put options | Later than three years and not later than four years
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	0	0
Non-controlling interest put options | Later than four years and not later than five years
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	0	0
Non-controlling interest put options | Later than five years
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	15,758	13,634
Borrowings
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	453,227	470,295
Borrowings | Current maturity
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	19,131	20,235
Borrowings | Later than one year and not later than two years
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	18,663	16,399
Borrowings | Later than two years and not later than three years
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	163,025	18,050
Borrowings | Later than three years and not later than four years
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	1,183	164,236
Borrowings | Later than four years and not later than five years
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	817	550
Borrowings | Later than five years
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	250,408	250,825
Interests on borrowings
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	112,359	145,392
Interests on borrowings | Current maturity
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	22,813	25,861
Interests on borrowings | Later than one year and not later than two years
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	22,197	25,295
Interests on borrowings | Later than two years and not later than three years
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	19,224	24,770
Interests on borrowings | Later than three years and not later than four years
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	17,500	20,660
Interests on borrowings | Later than four years and not later than five years
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	17,500	17,792
Interests on borrowings | Later than five years
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	13,125	31,014
Lease liabilities
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	42,122	44,756
Lease liabilities | Current maturity
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	7,088	6,084
Lease liabilities | Later than one year and not later than two years
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	9,013	6,057
Lease liabilities | Later than two years and not later than three years
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	6,473	8,271
Lease liabilities | Later than three years and not later than four years
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	4,577	5,885
Lease liabilities | Later than four years and not later than five years
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	3,869	4,082
Lease liabilities | Later than five years
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	11,102	14,377
Interest on Lease liabilities
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	10,212	12,580
Interest on Lease liabilities | Current maturity
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	2,303	2,586
Interest on Lease liabilities | Later than one year and not later than two years
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	1,853	2,218
Interest on Lease liabilities | Later than two years and not later than three years
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	1,424	1,793
Interest on Lease liabilities | Later than three years and not later than four years
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	1,070	1,384
Interest on Lease liabilities | Later than four years and not later than five years
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	817	1,044
Interest on Lease liabilities | Later than five years
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	2,745	3,555
Accounts payable and accrued liabilities
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	140,011	115,501
Accounts payable and accrued liabilities | Current maturity
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	140,011	115,501
Accounts payable and accrued liabilities | Later than one year and not later than two years
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	0	0
Accounts payable and accrued liabilities | Later than two years and not later than three years
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	0	0
Accounts payable and accrued liabilities | Later than three years and not later than four years
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	0	0
Accounts payable and accrued liabilities | Later than four years and not later than five years
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	0	0
Accounts payable and accrued liabilities | Later than five years
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	$ 0	$ 0